Hodges Fund
Hodges Fund
Investment Objective
The Hodges Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Hodges Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Hodges Fund	Retail Class	Institutional Class
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase (Retail Class) and within 60 days of purchase (Institutional Class))	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hodges Fund	Retail Class	Institutional Class
Management Fees	0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees	0.25%	none
Other Expenses	0.22%	0.15%
Total Annual Fund Operating Expenses	1.32%	1.00%

Example
This Example is intended to help you compare the costs of investing in the Hodges Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Hodges Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Hodges Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Hodges Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Retail Class	134	418	723	1,590
Institutional Class	102	318	552	1,225

Portfolio Turnover
The Hodges Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Hodges Fund’s performance.  During the most recent fiscal year, the Hodges Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategies
The Hodges Fund invests in common stocks of companies of any size market capitalization – small, medium or large.  The Hodges Fund’s portfolio managers invest in what could be described as growth and value companies.  In selecting investments, the Advisor can also invest where it is deemed appropriate in companies whose shares are out of favor, but appear to have prospects for above-average growth and recovery over an extended period of time.

Although not a primary investment strategy, the Fund may engage in short-sale transactions with respect to 25% of its net assets.  The Fund may also invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks or security indices.  The Fund may also sell options and write “covered” put and call options.

The Hodges Fund may also invest in moderate growth stocks whose shares offer a consistent dividend yield and in the stocks of foreign companies which are U.S. dollar denominated and traded on a domestic national securities exchange, including American Depositary Receipts (“ADRs”).

The Advisor will consider selling a security in the Hodges Fund’s portfolio if that security has become overvalued or has reached its growth potential.  In addition, in an attempt to increase the Hodges Fund’s tax efficiency or to satisfy certain tax diversification requirements, the Advisor may take tax considerations into account in deciding whether or when to sell a particular stock.  The Hodges Fund’s portfolio turnover could exceed 100% in a given year.  A high portfolio turnover may result in the realization and distribution of capital gains, as well as higher transaction costs.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the Hodges Fund.  The following principal risks can affect the value of your investment:

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General Market Risk:  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issues in other countries or regions.

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Equity Risk:  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Management Risk: The Advisor may fail to implement the Hodges Fund’s investment strategies and meet its investment objective.

•	Short Sales Risk: Short sale strategies can be riskier than “long” investment strategies. The Hodges Fund may seek to hedge investments or realize additional gains through short sales. Because the Hodges Fund may short positions it does not own, potential losses to the Hodges Fund are unlimited.

•	Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Hodges Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Hodges Fund shareholders.

•	Foreign Securities Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•	Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Hodges Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

•	Large Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Futures and Options (Derivatives) Risk: The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments. Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

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Smaller Company Risk:   Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investing in securities of larger, more established companies. In addition, these securities may be less liquid than other securities.

Performance
The following performance information provides some indication of the risks of investing in the Hodges Fund.  The bar chart below illustrates how Retail Class shares of the Hodges Fund’s total returns have varied from year to year for the past 10 calendar years.  The table below illustrates how the Hodges Fund’s average annual total returns for the 1, 5 and 10-year periods compare with that of a broad-based securities index.  The Hodges Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.hodgesfunds.com.

Hodges Fund Calendar Year Total Returns as of December 31 Retail Class

The Hodges Fund’s year-to-date return for Retail Class shares as of the most recent calendar quarter ended June 30, 2016 was 11.07%.

Highest Quarterly Return:	3Q, 2009	29.30%

Lowest Quarterly Return:	4Q, 2008	-32.21%

Average Annual Total Returns as of December 31, 2015
Average Annual Returns - Hodges Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Retail Class	Retail Class Shares Return Before Taxes	(11.48%)	8.46%	4.80%
Institutional Class	Institutional Class Shares Return Before Taxes	(11.17%)	8.75%	5.06%
After Taxes on Distributions | Retail Class	Retail Class Shares Return After Taxes on Distributions	(11.68%)	8.40%	4.63%
After Taxes on Distributions and Sale of Fund Shares | Retail Class	Retail Class Shares Return After Taxes on Distributions and Sale of Fund Shares	(6.31%)	6.68%	3.83%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%

Institutional Class shares commenced operations on December 12, 2008.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Hodges Fund’s Retail Class shares.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.